Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery	Accordingly, the Company conducted a recovery analysis of incentive-based compensation received by its executive officers during the relevant period that would be applicable under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) rules. The Company concluded that no recovery was required, noting that the Clawback Policy was not in effect at the time the restatement was effected, and, even if the Clawback Policy had been in effect, the restatements would not have required any clawbacks.